5 Risk management (Details 4)	12 Months Ended
Dec. 31, 2020
Banco do brasil S/A [member] | Moody's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	Aa1.br
Banco do brasil S/A [member] | Fitch [member]
Summary of risk management [Line Items]
Credit rating information of the banks	AA(bra)
Brazilian Federal Savings Bank | Standard Poor's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	brAAA
Brazilian Federal Savings Bank | Moody's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	Aa1.br
Brazilian Federal Savings Bank | Fitch [member]
Summary of risk management [Line Items]
Credit rating information of the banks	AA(bra)
Banco Bradesco S/A | Standard Poor's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	brAAA
Banco Bradesco S/A | Moody's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	Aa1.br
Banco Bradesco S/A | Fitch [member]
Summary of risk management [Line Items]
Credit rating information of the banks	AAA(bra)
Itau Unibanco Holding S/A | Standard Poor's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	brAAA
Itau Unibanco Holding S/A | Moody's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	Aa1.br
Itau Unibanco Holding S/A | Fitch [member]
Summary of risk management [Line Items]
Credit rating information of the banks	AAA(bra)
Banco BTG Pactual S/A [member] | Fitch [member]
Summary of risk management [Line Items]
Credit rating information of the banks	AA(bra)
Banco BTG Pactual S/A [member] | Moody's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	Aa2.br
Banco BTG Pactual S/A [member] | Standard Poor's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	brAA+
Banco santander brasil S/A [member] | Standard Poor's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	brAAA
Banco santander brasil S/A [member] | Moody's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	Aaa.br
Banco BV [member] | Moody's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	Aa3.br
Banco BV [member] | Standard Poor's [member]
Summary of risk management [Line Items]
Credit rating information of the banks	brAAA